Share based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Share-based Payment Charges	Share-based payment charges for the years ended December 31, 2024, 2023 and 2022 were as follows:

	For the Years Ended December 31,
(In $ millions)	2024	2023	2022
Share-based payment charge	6.1	4.6	2.1

Share Option, Activity
Details regarding share option issuances for the year ended December 31, 2024, 2023 and 2022 are as follows:

Grant Date	Number of Share Options Issued	Exercise Price (1)	Share Price Grant Date
September 2024	2,990,000	6.68	6.07
November 2023	2,100,000	6.65	6.19
September 2022	1,333,334	4.00	3.96
September 2022	1,333,333	4.75	3.96
September 2022	1,333,333	5.50	3.96
(1) Exercise price at grant date.
The table below sets forth the number of share options and weighted average fair value price for the years ended December 31, 2024, 2023 and 2022:

	2024		2023		2022
	Number	Weighted Avg. Fair Value Price (in $)	Number	Weighted Avg. Fair Value Price (in $)	Number	Weighted Avg. Fair Value Price (in $)
Outstanding at January 1	10,689,698	1.48	9,445,006	1.19	5,670,000	0.64
Granted during the year	2,990,000	1.88	2,100,000	2.63	4,000,000	2.00
Exercised during the year	(901,372)	1.08	(410,302)	0.47	—	—
Forfeited during the year	(80,000)	0.53	(217,506)	0.88	(11,250)	2.68
Expired during the year	(60,000)	1.29	(227,500)	2.29	(213,744)	1.78
Outstanding at December 31	12,638,326	1.61	10,689,698	1.48	9,445,006	1.19
The table below sets forth the number of share options granted and weighted average exercise price during the years ended December 31, 2024, 2023 and 2022:

	2024		2023		2022
	Number	Weighted Avg. Exercise Price (in $)	Number	Weighted Avg. Exercise Price (in $)	Number	Weighted Avg. Exercise Price (in $)
Outstanding at January 1	10,689,698	4.11	9,445,006	4.48	5,670,000	5.66
Granted during the year	2,990,000	6.68	2,100,000	6.65	4,000,000	4.75
Exercised during the year	(901,372)	2.42	(410,302)	2.00	—	—
Forfeited during the year	(80,000)	1.68	(217,506)	3.77	(11,250)	48.70
Expired during the year	(60,000)	34.68	(227,500)	46.92	(213,744)	38.47
Outstanding at December 31	12,638,326	4.44	10,689,698	4.11	9,445,006	4.48
Exercisable at December 31	3,291,676	2.28	1,313,036	3.51	271,250	45.00

Stock Options, Valuation Assumptions
The fair value of equity settled options are measured at grant date using the Black Scholes option pricing model using the following inputs:

	2024	2023	2022
Expected future volatility	45%	59%	76%
Expected dividend rate	—%	—%	—%
Risk-free rate	3.8% to 4.0%	4.3% to 4.8%	3.4% to 3.5%
Expected life after vesting	3.0 years	3.3 years	3.5 years
The fair value of PSUs is measured at grant date using the Monte Carlo simulation model using the following inputs:

	2024	2022
Expected future volatility	52%	81%
Share price at valuation date	$6.81	$3.96
Expected dividend rate	6.2%	—%
Risk-free rate	4.23%	3.54%

Performance Stock Units, Activity
The table below sets forth the number of PSUs and weighted average fair value price for the years ended December 31, 2024 and 2022:

	2024		2022
	Number	Weighted Avg. Fair Value Price (in $)	Number	Weighted Avg. Fair Value Price (in $)
Non-vested at January 1	500,000	2.02	—	—
Granted during the year	250,000	8.64	500,000	2.02
Vested during the year	—	—	—	—
Forfeited during the year	—	—	—	—
Expired during the year	—	—	—	—
Non-vested at December 31	750,000	4.23	500,000	2.02

Restricted Stock Units, Activity
The table below sets forth the number of RSUs and weighted average fair value price for the years ended December 31, 2024, 2023 and 2022:

	2024		2023		2022
	Number	Weighted Avg. Fair Value Price (in $)	Number	Weighted Avg. Fair Value Price (in $)	Number	Weighted Avg. Fair Value Price (in $)
Non-vested at January 1	112,780	6.19	88,584	5.08	—	—
Granted during the year	886,610	5.79	112,780	6.19	88,584	5.08
Vested during the year	(112,780)	6.19	(88,584)	5.08	—	—
Non-vested at December 31	886,610	5.79	112,780	6.19	88,584	5.08